Intangible assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets
17	Intangible assets
Internally developed intangible assets relate to expenditure incurred in developing new aircraft, including support services, production labor, materials and direct labor allocated to the construction of aircraft prototypes or significant components, and also the use of advanced technologies to make the aircraft lighter, quieter, more comfortable and energy-efficient and to reduce emissions, in addition to speeding up design and manufacture, while optimizing the use of resources.

	12.31.2021
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Others	Development	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2020	1,126.0	1,339.8	52.0	4.6	10.7	308.1	21.7	136.7	2,999.6
Additions	108.2	16.6	3.8	—	1.6	6.3	—	30.0	166.5
Disposals	—	—	—	—	—	(1.1)	—	—	(1.1)
Impairment	—	49.0	—	—	—	—	—	4.1	53.1
Interest on capitalized assets	—	0.4	—	—	—	—	—	—	0.4
Translation adjustments	—	—	—	—	(0.5)	(1.9)	(0.3)	(1.2)	(3.9)
Assets held for sale	—	—	—	—	—	(0.8)	—	—	(0.8)

At December 31, 2021	1,234.2	1,405.8	55.8	4.6	11.8	310.6	21.4	169.6	3,213.8

Accumulated amortization
At December 31, 2020	(60.5)	(589.0)	(43.5)	(1.5)	(3.6)	(212.4)	—	(13.5)	(924.0)
Amortization	(19.6)	(34.9)	(0.4)	(0.3)	—	(25.1)	—	(6.3)	(86.6)
Amortization of contribution from supplier	—	10.1	—	—	—	—	—	—	10.1
Disposals	—	—	—	—	—	1.0	—	—	1.0
Impairment	—	(2.3)	—	—	—	—	—	—	(2.3)
Interest on capitalized assets	—	(1.3)	—	—	—	—	—	—	(1.3)
Translation adjustments	—	—	—	—	—	1.6	—	0.4	2.0
Assets held for sale	—	—	—	—	—	0.7	—	—	0.7

At December 31, 2021	(80.1)	(617.4)	(43.9)	(1.8)	(3.6)	(234.2)	—	(19.4)	(1,000.4)

Intangible, net
At December 31, 2020	1,065.5	750.8	8.5	3.1	7.1	95.7	21.7	123.2	2,075.6
At December 31, 2021	1,154.1	788.4	11.9	2.8	8.2	76.4	21.4	150.2	2,213.4
Changes presented in the table above classified as assets held for sale refers to: (i) reclassification to assets held for sale of intangible assets involved in the sales transaction of Évora, Portugal, facilities in 2021, as disclosed in Note 1.1.3 and 16, and (ii) reclassification from assets held for sale to intangible assets in 2020 of assets involved in the now terminated sale transaction of the Commercial Aviation to the Boeing Company.

	12.31.2020
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Others	Development	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2019	—	1,292.3	49.3	3.6	9.4	213.7	10.0	75.0	1,653.3
Additions	63.3	13.5	2.7	1.0	1.8	3.1	—	36.0	121.4
Additions - business combination	—	—	—	—	—	9.4	13.8	7.8	31.0
Disposals	—	—	—	—	(0.6)	(1.9)	—	—	(2.5)
Impairment	—	6.6	—	—	—	—	—	(9.5)	(2.9)
Interest on capitalized assets	—	0.9	—	—	—	—	—	—	0.9
Translation adjustments	—	—	—	—	0.1	1.6	(2.1)	(1.8)	(2.2)
Assets held for sale	1,062.7	26.5	—	—	—	82.2	—	29.2	1,200.6

At December 31, 2020	1,126.0	1,339.8	52.0	4.6	10.7	308.1	21.7	136.7	2,999.6

Accumulated amortization
At December 31, 2019	—	(550.1)	(32.8)	(1.3)	(3.7)	(165.6)	—	(5.7)	(759.2)
Amortization	(46.6)	(28.3)	(10.7)	(0.2)	—	(38.1)	—	(4.6)	(128.5)
Amortization - business combination	—	—	—	—	—	—	—	(1.2)	(1.2)
Amortization of contribution from supplier	—	8.3	—	—	—	—	—	—	8.3
Disposals	—	—	—	—	0.1	1.6	—	—	1.7
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	(1.1)
Translation adjustments	—	—	—	—	—	(1.5)	—	0.6	(0.9)
Assets held for sale	(13.9)	(17.8)	—	—	—	(8.8)	—	(2.6)	(43.1)

At December 31, 2020	(60.5)	(589.0)	(43.5)	(1.5)	(3.6)	(212.4)	—	(13.5)	(924.0)

Intangible, net
At December 31, 2019	—	742.2	16.5	2.3	5.7	48.1	10.0	69.3	894.1
At December 31, 2020	1,065.5	750.8	8.5	3.1	7.1	95.7	21.7	123.2	2,075.6

	12.31.2019
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Others	Development	Software	Goodwill	Others	Total
At December 31, 2018	1,916.3	1,341.2	43.4	3.5	6.3	350.3	10.4	68.8	3,740.2
Additions	188.2	31.3	5.9	0.1	3.1	19.3	—	35.4	283.3
Contributions from suppliers	(4.5)	—	—	—	—	—	—	—	(4.5)
Disposals	—	—	—	—	—	(2.0)	—	—	(2.0)
Impairment	—	(55.6)	—	—	—	—	—	—	(55.6)
Interest on capitalized assets	4.9	1.9	—	—	—	—	—	—	6.8
Translation adjustments	—	—	—	—	—	—	(0.4)	—	(0.4)
Assets held for sale	(2,104.9)	(26.5)	—	—	—	(153.9)	—	(29.2)	(2,314.5)

At December 31, 2019	—	1,292.3	49.3	3.6	9.4	213.7	10.0	75.0	1,653.3

Accumulated amortization
At December 31, 2018	(1,053.6)	(512.2)	(32.4)	(1.2)	(2.9)	(232.8)	—	(6.3)	(1,841.4)
Amortization	(3.1)	(75.1)	(0.4)	(0.1)	(0.8)	(14.4)	—	(2.0)	(95.9)
Amortization of contribution from supplier	1.0	21.4	—	—	—	—	—	—	22.4
Disposals	—	—	—	—	—	1.2	—	—	1.2
Interest on capitalized assets	—	(2.4)	—	—	—	—	—	—	(2.4)
Assets held for sale	1,055.7	18.2	—	—	—	80.4	—	2.6	1,156.9

At December 31, 2019	—	(550.1)	(32.8)	(1.3)	(3.7)	(165.6)	—	(5.7)	(759.2)

Intangible, net
At December 31, 2018	862.7	829.0	11.0	2.3	3.4	117.5	10.4	62.5	1,898.8
At December 31, 2019	—	742.2	16.5	2.3	5.7	48.1	10.0	69.3	894.1